Warrants and Derivatives - Additional Information (Detail)				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 25, 2022 USD ($) $ / shares shares	Nov. 24, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 24, 2025 USD ($)	Nov. 24, 2024 $ / shares	Nov. 24, 2023	Nov. 24, 2022 shares	Oct. 28, 2021 USD ($) $ / shares
Disclosure of Warrants and Derivatives [Line Items]
Price of warrant | $ / shares						$ 18
Warrants settled in common stock | shares						27,591,664
Amount recognized as discount on debt						$ 99,905,000		$ 9,119,000	$ 0
Loss on extinguishment of debt				$ 2,600,000		$ (23,141,000)	$ (70,667,000)	$ (96,024,000)	$ 0
Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants settled in common stock | shares					943,612		943,612
Class of Warrant or Right Issuance Costs					$ 2,300,000
Warrants and Rights Outstanding, Term								7 years 4 months 24 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 39.06		$ 39.06
Warrant maturity date					Jul. 23, 2028		Jul. 23, 2028
Fair value portion of warrants not settleable in cash classified as equity.					$ 68,400,000		$ 68,400,000
Warrants issued, fair value amount					68,400,000		68,400,000
Warrants issuance costs					2,300,000		2,300,000
Measurement Input, Price Volatility [Member] | Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input								103
Measurement Input, Expected Dividend Rate [Member] | Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input								0
Measurement Input, Risk Free Interest Rate [Member] | Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input								1.15
Subsequent Event [Member] | Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	809,992
Francisco Partners Note Purchase Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Price of warrant | $ / shares		$ 0.01
Convertible Notes Payable [Member] | Convertible Notes due 2028
Disclosure of Warrants and Derivatives [Line Items]
Loss on extinguishment of debt					70,600,000
Senior Secured Notes due 2026
Disclosure of Warrants and Derivatives [Line Items]
Loss on extinguishment of debt	$ 727,000		$ 70,600,000
Inducement Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants	0.34744%
Price of warrant | $ / shares	$ 0.01
Cash payment payable for redemption of warrants	$ 7,000,000
Derivative liability fair value gross liability	$ 4,400,000
Warrants settled in common stock | shares	695							17,230
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01
Reclassified fair value of warrants to additional paid-in capital	$ 7,600,000
Inducement Warrants [Member] | Senior Secured Notes Due Two Thousand Twenty Six [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants issued, fair value amount					4,400,000		4,400,000
Amount recognized as discount on debt					$ 2,500,000		2,500,000
Loss on extinguishment of debt							$ 1,900,000
Inducement Warrants [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of additional common stock issuable on exercise of warrants	0.18708%
Warrants settled in common stock | shares	25,190,000
Inducement Warrants [Member] | Convertible Notes Payable [Member] | Convertible Notes due 2028
Disclosure of Warrants and Derivatives [Line Items]
Warrant liability recognized on extinguishment of debt	$ 1,900,000
Inducement Warrants [Member] | Senior Secured Notes due 2026
Disclosure of Warrants and Derivatives [Line Items]
Warrant liability recognized on debt discount	$ 2,500,000
FP Pre Combination Warrants [Member] | Francisco Partners Note Purchase Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants		1.50%			5.00%		5.00%					5.00%
Price of warrant | $ / shares		$ 10									$ 10
Cash payment payable for redemption of warrants		$ 25,000,000								$ 25,000,000
Derivative liability fair value gross liability		$ 2,500,000						$ 29,000,000
Warrants settled in common stock | shares		1,000,000											1,000,000
Period In which Warrants Exercisable on Termination of Merger Agreement		30 days
FP Pre Combination Warrants FP Combination Equity and FP Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of Warrant or Right Issuance Costs								429,000
FP Combination Equity [Member]
Disclosure of Warrants and Derivatives [Line Items]
Issuance of contingently issuable common shares | shares						3,300,000
FP Combination Equity [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	5,200,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Derivative liability fair value gross liability								$ 25,000,000
Reclassified fair value of warrants to additional paid-in capital						$ 36,400,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	1,900,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member] | Sponser [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	425,000
Pre-Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants		0.25%	0.25%
Price of warrant | $ / shares			$ 0.01
Derivative liability fair value gross liability			$ 827
Combination Equity [Member]
Disclosure of Warrants and Derivatives [Line Items]
Reclassified fair value of warrants to additional paid-in capital						$ 8,500,000
Issuance of contingently issuable common shares | shares						774,000
Combination Equity [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	3,200,000
Combination Equity [Member] | Subsequent Event [Member] | Lockheed Martin Corporation And Beach Point Corporation [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	2,400,000
Combination Equity [Member] | Sponser [Member] | Subsequent Event [Member] | Lockheed Martin Corporation And Beach Point Corporation [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	100,000
Combination Equity [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants		0.25%												0.25%
Derivative liability fair value gross liability														$ 6,000,000
Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Reclassified fair value of warrants to additional paid-in capital						$ 11,000,000
Issuance of warrants | shares						2,800,000
Combination Warrants [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	2,800,000
Combination Warrants [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants		0.83333%												0.83333%
Price of warrant | $ / shares		$ 10												$ 10
Derivative liability fair value gross liability														$ 8,100,000
Warrants and Rights Outstanding, Term														5 years
Warrant maturity date						Mar. 25, 2027
FP Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants settled in common stock | shares						8,291,704
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 10
Warrant maturity date						Mar. 25, 2027
Issuance of warrants | shares	8,300,000
FP Combination Warrants [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	8,300,000
Equity Classified Warrants [Member] | Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants settled in common stock | shares	22,300,000
Public Warrants
Disclosure of Warrants and Derivatives [Line Items]
Warrants settled in common stock | shares						11,499,960
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.5
Warrant to purchase term of contract						5 years
Public Warrants | Tailwind Two Merger
Disclosure of Warrants and Derivatives [Line Items]
Warrants assumed | shares						11,500,000
Public Warrants | Price Per Share Exceeds Dollar Eighteen
Disclosure of Warrants and Derivatives [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01
Public Warrants | Price Per Share Exceeds Dollar Eighteen | Minimum [Member]
Disclosure of Warrants and Derivatives [Line Items]
Price of warrant | $ / shares						18
Public Warrants | Price Per Share Exceeds Dollar Ten [Member] | Minimum [Member]
Disclosure of Warrants and Derivatives [Line Items]
Price of warrant | $ / shares						10
Public Warrants | Price Per Share Exceeds Dollar Ten [Member] | Maximum [Member]
Disclosure of Warrants and Derivatives [Line Items]
Price of warrant | $ / shares						$ 18
Private Placement Warrants
Disclosure of Warrants and Derivatives [Line Items]
Warrants settled in common stock | shares						7,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.5
Private Placement Warrants | Tailwind Two Merger
Disclosure of Warrants and Derivatives [Line Items]
Warrants assumed | shares						7,800,000